Transactions with Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2021	2020	2019
Directors’ remuneration	£	£	£
Salaries and fees	5,495,852	5,353,980	5,025,665
Performance-related payments(1)	5,195,722	1,458,911	3,864,965
Other fixed remuneration (pension and other allowances & non-cash benefits)	929,935	1,107,348	1,367,069
Expenses	17,097	6,772	42,526
Total remuneration	11,638,606	7,927,011	10,300,225

	2021	2020	2019
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	25,114,949	18,432,698	21,925,975
Post-employment benefits(3)	1,344,883	2,084,645	3,590,466
Total compensation	26,459,832	20,517,343	25,516,441
(1)In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in the Directors Remuneration Report.
(2)In addition to the remuneration in the table above, grants of shares in Banco Santander SA were made as buy-outs of deferred performance-related payments of shares in connection with previous employment for one member of Key Management Personnel of £107,225 of which £25,413 vested in the year (2020: two individuals, one to a director of £1,293,678 of which £242,605 vested in the year and one to Key Management Personnel of £924,133 of which £60,500 vested in the year).
(3)One Termination payment of £346,154 was paid in 2021 to a Director (2020: nil ; 2019: £1,076,435 for one individual.

Summary of Transactions with Directors, Other Key Management Personnel
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2021		2020
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	12	3,640	18	4,920
Net movements	(6)	(3,280)	(6)	(1,280)
At 31 December	6	360	12	3,640

Deposit, bank and instant access accounts and investments
At 1 January	23	8,195	32	11,975
Net movements	(2)	(1,643)	(9)	(3,780)
At 31 December	21	6,552	23	8,195